TRADE AND OTHER RECEIVABLES - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other receivables [abstract]
Trade receivables, net	$ 21,109	$ 17,935
Accrued revenue	584	252
Other receivables	477	1,278
Indemnification asset	792	0
Deposits	571	163
Prepayments	2,954	1,532
Trade and other receivables	26,487	21,160
Trade receivables, gross	22,925	19,599
Credit loss allowance	(1,816)	(1,664)
Trade receivables, net	$ 21,109	$ 17,935